EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	11,078	11,363
Exchange LP Units exchanged (in shares)	(7,743)	(285)
Outstanding, end of period (in shares)	3,335	11,078